Subsequent Events	9 Months Ended
Sep. 30, 2024
Subsequent Events [Abstract]
Subsequent events	SUBSEQUENT EVENTS
Since September 30, 2024, the following non-recognized events have occurred:

•20-year FLNG deployment project with PAE

In July 2024, Golar and PAE entered into definitive agreements for a 20-year FLNG deployment project in Argentina. The project will tap into the Vaca Muerta shale deposit in the Neuquén Basin, the world's second largest shale gas formation and is expected to commence LNG exports within 2027. The definitive agreements are subject to the satisfaction of defined conditions precedent and works are progressing towards a Q1 2025 completion. In October 2024, PAE issued a reservation notice reserving the FLNG Hilli to the project. This reservation notice ends Golar’s option to nominate an alternative FLNG vessel to service the PAE contract.

•Dividends

In November 2024, we declared a dividend of $0.25 per share in respect of the three months ended September 30, 2024 to shareholders of record on November 25, 2024, which will be paid on or around December 2, 2024.